Vanguard Explorer Value Fund

Schedule of Investments (unaudited)
As of May 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (93.5%)1
Communication Services (3.0%)
*	IAC/InterActiveCorp	73,374	16,204
	Nexstar Media Group Inc. Class A	28,386	2,843
			19,047
Consumer Discretionary (10.6%)
	Six Flags Entertainment Corp.	194,739	9,612
	Lithia Motors Inc. Class A	77,646	8,863
*	Career Education Corp.	422,842	7,937
	Wendy's Co.	421,220	7,746
*,^ LGI Homes Inc.		106,385	7,256
	Extended Stay America Inc.	376,043	6,445
*	Modine Manufacturing Co.	396,468	5,095
	Cooper Tire & Rubber Co.	141,936	3,915
*	Boot Barn Holdings Inc.	109,130	2,852
*	Del Taco Restaurants Inc.	240,681	2,604
	LCI Industries	28,905	2,395
*	Vista Outdoor Inc.	259,990	1,994
*,^ Lands' End Inc.		117,885	1,458
			68,172
Consumer Staples (3.0%)
*	Hostess Brands Inc. Class A	573,679	7,681
	Spectrum Brands Holdings Inc.	119,424	6,290
^	B&G Foods Inc.	249,828	5,484
			19,455
Energy (4.0%)
*	Parsley Energy Inc. Class A	312,540	5,573
^	Viper Energy Partners LP	144,865	4,056
*	PDC Energy Inc.	115,466	3,524
*	Centennial Resource Development Inc. Class A	392,579	3,101
	SM Energy Co.	193,776	2,254
*	International Seaways Inc.	116,095	2,066
*	Carrizo Oil & Gas Inc.	190,721	1,941
*	Callon Petroleum Co.	281,404	1,759
*	Rattler Midstream Partners LP	70,500	1,320
			25,594
Financials (17.9%)
	PacWest Bancorp	387,529	14,083
	Columbia Banking System Inc.	311,634	10,393
	Starwood Property Trust Inc.	441,075	9,726
	Popular Inc.	169,461	8,848
	First BanCorp	868,936	8,655
	Argo Group International Holdings Ltd.	115,073	8,111
	BGC Partners Inc. Class A	1,489,964	7,003
	Washington Federal Inc.	221,784	7,002
	First Horizon National Corp.	491,890	6,596
	Flushing Financial Corp.	291,169	6,123
*	Texas Capital Bancshares Inc.	105,325	6,035
	James River Group Holdings Ltd.	128,839	5,746

	Renasant Corp.	157,974	5,339
*	Bancorp Inc.	476,581	4,242
	First Merchants Corp.	113,874	3,786
	WSFS Financial Corp.	75,065	2,979
			114,667
Health Care (4.2%)
*,^ Ligand Pharmaceuticals Inc.		93,482	10,038
*	Syneos Health Inc.	205,620	8,478
*	Pacira BioSciences Inc.	99,989	4,351
*	Myriad Genetics Inc.	167,030	4,137
			27,004
Industrials (16.0%)
	KAR Auction Services Inc.	313,111	17,603
*	Teledyne Technologies Inc.	41,686	9,830
*	Genesee & Wyoming Inc. Class A	72,185	6,874
*	Beacon Roofing Supply Inc.	174,887	6,044
*	Wesco Aircraft Holdings Inc.	570,931	5,607
*	Colfax Corp.	220,710	5,540
	Trinity Industries Inc.	254,202	4,901
	Interface Inc. Class A	326,291	4,721
	Encore Wire Corp.	91,169	4,550
	Kaman Corp.	81,513	4,533
	Actuant Corp. Class A	181,246	4,013
*	BMC Stock Holdings Inc.	195,216	3,910
	HNI Corp.	116,778	3,872
*	Resideo Technologies Inc.	168,158	3,309
	Altra Industrial Motion Corp.	105,067	3,296
*	Saia Inc.	54,454	3,213
*	MRC Global Inc.	212,040	3,138
*	WESCO International Inc.	60,810	2,848
	Steelcase Inc. Class A	141,020	2,262
	EnerSys	28,973	1,629
*	DXP Enterprises Inc.	43,678	1,407
			103,100
Information Technology (9.6%)
*	ACI Worldwide Inc.	511,636	16,096
	j2 Global Inc.	78,584	6,624
*	Itron Inc.	102,943	5,832
*	Insight Enterprises Inc.	107,527	5,536
*	Virtusa Corp.	114,726	4,864
	Silicon Motion Technology Corp. ADR	122,745	4,678
	Jabil Inc.	183,157	4,504
*	Fabrinet	96,600	4,119
	Cypress Semiconductor Corp.	198,886	3,544
*	Lattice Semiconductor Corp.	258,861	3,313
*	Semtech Corp.	58,628	2,335
			61,445
Materials (8.0%)
	FMC Corp.	216,206	15,880
	Silgan Holdings Inc.	342,954	9,942
	Ashland Global Holdings Inc.	86,631	6,486
*	Allegheny Technologies Inc.	222,152	4,756
*	Kraton Corp.	171,787	4,204
	Carpenter Technology Corp.	93,561	3,795
*	Livent Corp.	423,536	2,677
	Innophos Holdings Inc.	82,324	2,189

Eagle Materials Inc.			16,088	1,385
				51,314
Real Estate (13.8%)
Gaming and Leisure Properties Inc.			343,549	13,567
Medical Properties Trust Inc.			671,807	11,945
STAG Industrial Inc.			250,226	7,302
Corporate Office Properties Trust			258,105	7,186
Cousins Properties Inc.			743,155	6,726
Sunstone Hotel Investors Inc.			470,370	6,312
Essential Properties Realty Trust Inc.			266,801	5,672
Invitation Homes Inc.			201,988	5,177
Mack-Cali Realty Corp.			220,918	5,019
RPT Realty			402,667	4,900
Spirit Realty Capital Inc.			110,879	4,730
* Howard Hughes Corp.			45,198	4,648
SITE Centers Corp.			339,640	4,337
Newmark Group Inc. Class A			165,902	1,324
				88,845
Utilities (3.4%)
Portland General Electric Co.			178,071	9,413
Unitil Corp.			109,197	6,209
MDU Resources Group Inc.			245,659	6,063
				21,685
Total Common Stocks (Cost $544,332)				600,328

	Coupon
Temporary Cash Investments (8.1%)1
Money Market Fund (7.9%)
2,3 Vanguard Market Liquidity Fund	2.527%		509,345	50,945

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
4 United States Treasury Bill	2.385%	8/1/19	1,000	996
Total Temporary Cash Investments (Cost $51,928)				51,941
Total Investments (101.6%) (Cost $596,260)				652,269
Other Assets and Liabilities-Net (-1.6%)3				(10,466)
Net Assets (100%)				641,803

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,675,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 5.1%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $10,197,000 of collateral received for securities on loan.
4	Securities with a value of $996,000 and cash of $195,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Explorer Value Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	264	19,358	(1,441)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of

Explorer Value Fund

Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of May 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	600,328	—	—
Temporary Cash Investments	50,945	996	—
Futures Contracts—Liabilities[1]	(263)	—	—
Total	651,010	996	—
1 Represents variation margin on the last day of the reporting period.